NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 301	$ 12	$ 24	$ 1,966
Short-term deposits	$ 1,624	$ 1,919